Operating Leases - Summary of Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Operating lease cost	¥ 6,509	¥ 10,904	¥ 18,537
Lease cost for leases with terms less than one year	67	178	1,356
Total lease cost	¥ 6,576	¥ 11,082	¥ 19,893